INCOME TAX (Changes in Unrecognized Tax Benefits) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Balance at January 1, 2015	$ 421
Decrease related tax positions of prior years	(419)
Translations differences related to the current year	(2)
Balance at December 31, 2017, 2016 and 2015